RETIREMENT BENEFIT OBLIGATIONS - Schedule of Defined Benefit Pension Expense (Details) - Defined contribution pension schemes - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Charge for the year	£ 213	£ 206	£ 201
Net interest amount	(29)	(23)	(48)
Settlements	1	2	1
Past service cost – plan amendments	11	5	44
Plan administration costs incurred during the year	38	54	43
Total defined benefit pension expense	£ 234	£ 244	£ 241